Significant Events - Additional Information (Detail) $ / shares in Units, K in Millions, $ in Millions, $ in Millions						12 Months Ended
	Dec. 03, 2019 USD ($)	May 02, 2019 shares	Mar. 18, 2019 MMK (K)	Mar. 15, 2019 MMK (K)	Mar. 23, 2018 COP ($)	Dec. 31, 2019 item	Dec. 31, 2018 CLP ($) $ / shares	Dec. 31, 2017 CLP ($)	Dec. 10, 2019 item	Dec. 09, 2019 item	Jul. 04, 2019	May 29, 2019	Mar. 18, 2019 CLP ($)
Disclosure of subsidiaries [line items]
Number of board of directors | item						11
Number of acting board of directors | item						2
Percentage of dividend on profit						30.00%	30.00%	40.00%
Dividend payables							$ 51,614
Distribution of dividends							$ 51,614	$ 22,979
Dividend per share (in dollars per share) | $ / shares							$ 0.100728627
ITAÚ CORREDORES DE SEGUROS S.A.
Disclosure of subsidiaries [line items]
Percentage of dividend on profit			61.1027%
Dividend payables													$ 14,722
ITAÚ ADMINISTRADORA GENERAL DE FONDOS S.A.
Disclosure of subsidiaries [line items]
Dividend payables | K			K 6,790
ITAÚ ASESORÍAS FINANCIERAS LTDA.
Disclosure of subsidiaries [line items]
Percentage of dividend on profit				90.00%
Dividend payables | K				K 7,489
Number Of Shares Sold | shares		3
Total Number Of Shares Held | shares		30,000
ITAÚ CORPBANCA COLOMBIA
Disclosure of subsidiaries [line items]
Percentage of dividend on profit					100.00%
Dividend payables					$ 10,343,857,073.51
The number of board of directors members | item									5	9
ITAÚ CORPBANCA COLOMBIA
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	20.82%
Amount of shares acquired	$ 334
Increase (decrease) in ownership interest	87.10%
ITAÚ CORPBANCA COLOMBIA | Helm LLC
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired											19.44%	19.44%
ITAÚ CORPBANCA COLOMBIA | KSHC
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired											1.38%	1.38%